Long-Term Debt - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended												12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jul. 03, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 03, 2014 USD ($)	Dec. 31, 2014 Medium Term Credit Facilities [Member] USD ($)	Dec. 31, 2014 R & D project in France [Member] USD ($)	Dec. 31, 2014 R & D project in France [Member] EUR (€)	Dec. 31, 2014 R & D projects in Italy [Member] USD ($)	Dec. 31, 2014 R & D projects in Italy [Member] EUR (€)	Dec. 31, 2014 Multi Currency Loan to Support our Industrial and R&D Programs [Member] USD ($)	Mar. 31, 2013 Multi Currency Loan to Support our Industrial and R&D Programs [Member] EUR (€)	Mar. 12, 2013 Multi Currency Loan to Support our Industrial and R&D Programs [Member] USD ($)	Dec. 31, 2014 European Investment Bank [Member] CreditFacility	Dec. 31, 2014 Fair Value, Inputs, Level 3 [Member] USD ($)	Dec. 31, 2014 Europe [Member] Multi Currency Loan to Support our Industrial and R&D Programs [Member] USD ($)	Dec. 31, 2014 Europe [Member] Multi Currency Loan to Support our Industrial and R&D Programs [Member] EUR (€)	Dec. 31, 2014 Zero Coupon due 2019 (Tranche A) [Member]	Jul. 03, 2014 Zero Coupon due 2019 (Tranche A) [Member]	Dec. 31, 2014 Zero Coupon due 2019 (Tranche A) [Member] Senior Unsecured Convertible Bonds [Member]	Jul. 03, 2014 Zero Coupon due 2019 (Tranche A) [Member] Senior Unsecured Convertible Bonds [Member] USD ($)	Dec. 31, 2014 1.0% due 2021 (Tranche B) [Member]	Jul. 03, 2014 1.0% due 2021 (Tranche B) [Member]	Dec. 31, 2014 1.0% due 2021 (Tranche B) [Member] Senior Unsecured Convertible Bonds [Member]	Jul. 03, 2014 1.0% due 2021 (Tranche B) [Member] Senior Unsecured Convertible Bonds [Member] USD ($)
Debt Instrument [Line Items]
Debt instrument principal amount					$ 1,000																$ 600				$ 400
Debt instrument periodic payment		Semi-annually
Long-term debt maturity date																				2019				2021
Interest rate																		1.00%		0.00%	0.00%	1.00%		1.00%	1.00%
Senior unsecured convertible bonds conversion price					$ 12
Senior unsecured convertible bonds conversion premium rate																			30.00%				31.00%
Net proceeds from issuance of senior unsecured convertible bonds	994	3	477	464
Fair value of liability component															878
Debt discount rate																		2.40%				3.22%
Debt transaction costs		6
Conversion features of the instruments value		121
Allocated debt issuance costs		1
Debt unamortized discount		112
Unutilized committed medium term credit facilities						583
Line of credit outstanding amount								245		250		350					350
Number of long-term amortizing credit facilities														4
Amount outstanding							48		109		412					331
Line of credit amount withdrawn							$ 341		$ 380				$ 471			$ 321	€ 100